Submission	Jul. 06, 2026
Submission [Line Items]
Central Index Key	0001990251
Registrant Name	Wellchange Holdings Company Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A